Consolidated Real Estate Owned And Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Consolidated Real Estate Owned And Accumulated Depreciation [Abstract]
Consolidated Real Estate Owned And Accumulated Depreciation

AmREIT, Inc. and Subsidiaries

SCHEDULE III - Consolidated Real Estate Owned and Accumulated Depreciation

For the year ended December 31, 2011

	Initial Cost		Cost Capitalized Subsequent to Acquisition (Note A)	Total Cost			Accumulated Depreciation	Date Acquired	Encumbrances (Note B)
Property Description	Building and Improvements	Land		Building and Improvements	Land	Total
SHOPPING CENTERS
500 Lamar, Texas	1,640,623	2,530,178	22,597	1,663,220	2,530,178	4,193,398	75,075	12/09/10	1,718,772
Alpharetta Commons, Georgia	12,901,200	4,663,425	0	12,901,200	4,663,425	17,564,625	165,898	07/29/11	12,434,162
Bakery Square, Texas	4,806,518	4,325,612	(1,225)	4,795,419	4,335,486	9,130,905	1,060,779	07/21/04	2,411,624
Brookwood Village, Georgia	6,195,376	3,355,689	46,957	6,242,333	3,355,689	9,598,022	131,755	05/10/11	7,350,000
Cinco Ranch, Texas	11,558,491	2,666,534	109,741	11,666,540	2,668,226	14,334,766	2,594,931	07/01/04	9,750,000
Courtyard Square, Texas	1,777,161	4,133,641	34,387	1,794,437	4,150,752	5,945,189	425,430	06/15/04	—
Lake Woodlands Plaza, Texas	2,385,103	1,366,452	1,270,594	3,653,084	1,369,065	5,022,149	1,405,714	06/03/98	2,933,474
Market at Lake Houston, Texas	13,351,264	3,740,540	(19,735)	13,331,528	3,740,540	17,072,068	342,728	02/25/11	15,675,000
MacArthur Park, Texas	32,299,035	15,583,628	1,080,550	33,379,584	15,583,629	48,963,213	7,483,338	12/27/04	23,315,039
Plaza in the Park, Texas	17,375,782	13,257,976	715,520	18,087,486	13,261,792	31,349,278	3,994,135	07/01/04	23,250,000
Riverwalk, Texas	17,148,688	7,979,779	378,835	17,518,334	7,988,968	25,507,302	3,030,029	09/30/05	20,000,000
Sugar Land Plaza, Texas	3,016,816	1,280,043	286,177	3,302,993	1,280,043	4,583,036	1,129,571	07/01/98	—
Terrace Shops, Texas	2,544,592	2,212,278	121,178	2,665,770	2,212,278	4,878,048	571,690	12/15/03	—
Uptown Park, Texas	27,060,070	36,976,809	2,136,644	29,308,422	36,865,101	66,173,523	7,316,761	06/01/05	49,000,000
Uptown Plaza Dallas, Texas	14,129,798	9,295,665	135,206	14,264,442	9,296,227	23,560,669	2,438,975	03/30/06	10,444,283
Uptown Plaza, Texas	4,887,774	7,796,383	274,720	5,162,494	7,796,383	12,958,877	1,145,254	12/10/03	—

Total Shopping Centers	173,078,291	121,164,632	6,592,146	179,737,286	121,097,782	300,835,068	33,312,063		178,282,354

SINGLE TENANT
Citibank, Texas	—	1,318,418	165,742	50,943	1,433,217	1,484,160	19,963	12/17/04	—
CVS Pharmacy, Texas	—	2,665,332	23,664	—	2,688,996	2,688,996	n/a	01/10/03	—
Golden Corral, Texas	1,093,139	718,702	(687,192)	584,497	540,152	1,124,649	23,696	07/23/02	—
Golden Corral, Texas	1,290,347	553,006	(660,126)	744,607	438,620	1,183,227	35,254	07/23/02	—
Smokey Bones, Georgia	—	773,800	(60,414)	—	713,386	713,386	n/a	12/18/98	—
Sunbelt Rental, Illinois	—	402,080	651,283	832,395	220,968	1,053,363	29,187	05/23/07	—
TGI Friday’s, Maryland	—	1,473,613	860	—	1,474,473	1,474,473	n/a	09/16/03	—
TGI Friday’s, Texas	1,425,843	611,075	39,894	1,453,769	623,043	2,076,812	352,570	07/23/02	—
Woodlands Ring Road, Texas	—	8,957,570	3,441,122	3,225,040	9,173,652	12,398,692	92,212	12/01/07	3,591,059

Total Single Tenant	3,809,329	17,473,596	2,914,833	6,891,251	17,306,507	24,197,758	552,882		3,591,059

Total	$176,887,620	$138,638,228	$9,506,979	$186,628,537	$138,404,289	$325,032,826	$33,864,945		$181,873,413

Note A - The negative balance for costs capitalized subsequent to acquisition could be the result of out-parcels sold, tenant activity or reductions in our investments in properties accounted for as direct financing leases.

Note B - The Lake Woodlands Plaza property and four of the five pad sites at Woodlands Ring Road serve as collateral for a single note. The encumberances balance has been allocated according to the total historical cost of the properties securing the note. Also, the notes secured by the Cinco Ranch and Plaza in the park properties contain a cross-collateralization clause whereas an event of default on one note constitutes an event of default on both notes.

Activity within real estate and accumulated depreciation during the three years ended December 31, 2011 is as follows:

	Cost	Accumulated Depreciation
Balance at December 31, 2008	$280,701,344	$19,721,306
Acquisitions / additions	5,508,173	349,504
Disposals	(2,400,447)	(127,458)
Depreciation expense	—	4,990,815

Balance at December 31, 2009	$283,809,070	$24,934,167
Acquisitions / additions	10,794,709	—
Disposals	(11,048,686)	(451,194)
Impairment	(4,241,649)	(754,486)
Depreciation expense	—	4,891,223

Balance at December 31, 2010	$279,313,444	$28,619,710
Acquisitions / additions	47,982,336	—
Disposals	(2,262,954)	(196,747)
Impairment	—	—
Depreciation expense	—	5,441,981

Balance at December 31, 2011	$325,032,826	$33,864,944